Acquisitions and Disposals - Schedule of Discontinued Operations Consolidated Balance Sheets (Details)	Dec. 23, 2025 USD ($)
Schedule Of Discontinued Operations Consolidated Balance Sheets [Abstract]
Cash and cash equivalents and restricted cash	$ 15,986,591
Short term investments	7,706,050
Accounts receivable	35,246,811
Advance to suppliers, net	179,209,454
Inventories	7,905,656
Receivables from supply chain solutions	26,628,729
Prepaid expenses and other current assets	20,432,683
Property and equipment, net	298,677
Intangible assets, net	190,475
Equity investments	458,201
Goodwill	17,709,008
Deferred tax assets, net	419,940
Total assets	312,192,275
Short-term loans	6,189,528
Accounts payable	63,489,162
Accrued expenses and other current liabilities	22,726,831
Payables to supply chain solutions	2,116,672
Liabilities of financial guarantee	22,563
Advances from customers	17,500,339
Taxes payable	1,376,565
Due to related parties - current	297,075
Total liabilities	113,718,735
Total net assets of the Disposal Group	198,473,540
Less: Non-controlling interest of the Disposal Group	4,369,736
Net assets of the Disposal Group attributable to the Company’s shareholders	194,103,804
Add:Writes-off of net amounts due from disposed subsidiaries	21,653,052
Less:disposal proceeds	(50,000)
Loss on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	(215,706,856)
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(9,621,695)
Loss on disposal recognized in the Consolidated Statements of Operations and Comprehensive (Loss) Income	$ (225,328,551)